PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
INTANGIBLE ASSETS
Depreciation Expense	$ 3,960,243	$ 3,344,124	$ 9,512,628	$ 10,410,880	$ 23,621,713	$ 11,040,843
Cost of Good Sold	278,719	406,103	558,250	1,348,645	22,989,561	1,424,358
Right of use assets	$ 83,427		$ 397,569		2,752,022	896,176
Borrowing costs		$ 1,432,632		$ 2,308,728	$ 1,749,467	$ 2,724,118
Average capitalization rate	15.00%	15.00%	15.00%	15.00%	10.20%	10.50%
Labor related costs	$ 71,000	$ 339,905	$ 507,164	$ 776,069	$ 448,086	$ 2,183,419
Construction in progress	$ 12,000	$ 36,269	$ 148,386	$ 172,655	207,664	$ 320,917
Impairment expense					$ 143,005,028